UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23373

Exchange Place Advisors Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Stacy H. Louizos, Esq.

Blank Rome LLP

1271 Avenue of the Americas

New York, NY 10020

(212) 885-5147

Registrant’s telephone number, including area code: (513) 587-3400

Date of fiscal year end: September 30

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)

Sphere 500 Climate Fund

Sphere 500 Climate Fund (SPFFX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Sphere 500 Climate Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.  You can find additional information about the Fund at https://www.oursphere.org/fund. You can also request this information by contacting us at 1-844-2SPHERE. This report describes changes to the Fund that occurred during the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sphere 500 Climate Fund	$8	0.07%

How did the Fund perform during the reporting period?

For the fiscal year ended September 30, 2024, the Sphere 500 Climate Fund (the "Fund") returned 35.58% versus its primary benchmark, Sphere 500 Fossil Free Index, of 38.75%. This 317 basis points (“bps”) of under performance can be explained by friction costs as well as the drag created by the cash position of the Fund (-166bps). Relative to its broad-based index the S&P 500® Index, the Fund under performed by 77 bps (35.58% versus 36.35% respectively). This under performance was primarily driven by allocation effect as a result of the over weight to the Technology, Communications and Consumer Discretionary sectors. The largest detractors to performance were attributable to the relative underweight in the Utilities and Industrials sectors. Not having an allocation to the Energy Sector added 2 bps to overall performance. We continue to be satisfied by both the relative and absolute performance of the Fund and believe it to be well positioned heading into the final quarter of the 2024 calendar year.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Sphere 500 Climate Fund	S&P 500® Index	Sphere 500 Fossil Free Index
Oct-2021	$10,000	$10,000	$10,000
Sep-2022	$8,280	$8,466	$8,133
Sep-2023	$10,007	$10,296	$9,920
Sep-2024	$13,568	$14,039	$13,763

Average Annual Total Returns

	1 Year	Since Inception (October 4, 2021)
Sphere 500 Climate Fund	35.58%	10.75%
S&P 500® Index	36.35%	12.02%
Sphere 500 Fossil Free Index	38.75%	11.27%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The Fund's performance for periods prior to April 12, 2024, is that of the Sphere 500 Climate Fund (the "Predecessor Fund"). The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund. Although the actual performance of the Predecessor Fund is not the performance of the Fund, which recently commenced operations, the Fund has adopted the performance of the Predecessor Fund as its performance. The Fund's performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund.

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
38.4%
Health Care
13.3%
Consumer Discretionary
11.6%
Communications
11.1%
Financials
8.7%
Consumer Staples
5.1%
Industrials
5.0%
Real Estate
2.5%
Materials
2.0%
Utilities
0.1%
Other Assets in Excess of Liabilities
2.2%

Value	Value
Other Assets in Excess of Liabilities	2.2%
Utilities	0.1%
Materials	2.0%
Real Estate	2.5%
Industrials	5.0%
Consumer Staples	5.1%
Financials	8.7%
Communications	11.1%
Consumer Discretionary	11.6%
Health Care	13.3%
Technology	38.4%

Fund Statistics

  Net Assets$13,626,298
  Number of Portfolio Holdings409
  Advisory Fee $5,966
  Portfolio Turnover33%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	7.8%
Microsoft Corp.	7.0%
NVIDIA Corp.	6.3%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., Class A	3.1%
Alphabet, Inc., Class A	2.4%
Alphabet, Inc., Class C	2.1%
Broadcom, Inc.	1.9%
Eli Lilly & Co.	1.8%
Tesla, Inc.	1.8%

Material Fund Changes

The Fund is the successor to the Predecessor Fund, a series of Manager Directed Portfolios, which commenced operations on October 4, 2021. The Predecessor Fund had investment objectives and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. Effective as of the close of business on April 12, 2024, all the assets, subject to the liabilities of the Predecessor Fund, were transferred to the Fund.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oursphere.org/fund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Sphere 500 Climate Fund (SPFFX)

Annual Shareholder Report - September 30, 2024

TSR-AR 093024-SPFFX

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable.

(f)	See Item 19 (a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.

(a)(2)	David B. Boon is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

September 30, 2024	$15,000
September 30, 2023	$12,500

(b)

Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

September 30, 2024	$3,250
September 30, 2023	$3,250

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees. The aggregate fees billed for the fiscal years ended September 30, 2024 and September 30, 2023 for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) were $0 and $0, respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

All non-audit fees billed by the registrant’s accountant for services rendered to the registrant for the fiscal years ended September 30, 2024 and September 30, 2023, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Sphere 500 Climate Fund

Core Financial Statements

September 30, 2024

Sphere 500 Climate Fund

Table of Contents

Schedule of Investments	2
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	19
Report of Independent Registered Public Accounting Firm	27
Additional Federal Income Tax Information	29
Approval of Investment Advisory Agreement	30

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS
at September 30, 2024

COMMON STOCKS — 97.80%	Shares	Fair Value

Communications — 11.15%
Airbnb, Inc., Class A(a)	127	$16,105
Alphabet, Inc., Class C	1,743	291,412
Alphabet, Inc., Class A	1,962	325,398
AppLovin Corp., Class A(a)	55	7,180
AT&T, Inc.	2,156	47,432
Charter Communications, Inc., Class A(a)	29	9,398
Comcast Corp., Class A	1,154	48,203
DoorDash, Inc., Class A(a)	92	13,131
Electronic Arts, Inc.	71	10,184
Expedia Group, Inc.(a)	37	5,477
Liberty Media Corp.(a)	61	4,723
Live Nation Entertainment, Inc.(a)	46	5,037
Meta Platforms, Inc., Class A	731	418,453
Netflix, Inc.(a)	142	100,716
Omnicom Group, Inc.	58	5,997
Pinterest, Inc., Class A(a)	178	5,762
Roblox Corp., Class A(a)	152	6,728
Take-Two Interactive Software, Inc.(a)	48	7,378
T-Mobile US, Inc.	148	30,541
Uber Technologies, Inc.(a)	607	45,622
Verizon Communications, Inc.	1,266	56,856
Walt Disney Co. (The)	545	52,424
Warner Bros. Discovery, Inc.(a)	668	5,511
		1,519,668
Consumer Discretionary — 11.59%
Amazon.com, Inc.(a)	3,135	584,145
Aptiv PLC(a)	79	5,689
AutoZone, Inc.(a)	5	15,750
Best Buy Co., Inc.	58	5,991
Booking Holdings, Inc.	10	42,121
Builders FirstSource, Inc.(a)	34	6,591
Burlington Stores, Inc.(a)	19	5,006
Carnival Corp.(a)	300	5,544
Carvana Co., Class A(a)	32	5,572
Chipotle Mexican Grill, Inc.(a)	409	23,567
Copart, Inc.(a)	263	13,781

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2024

COMMON STOCKS — 97.80% (Continued)	Shares	Fair Value

Consumer Discretionary — 11.59% (Continued)
Coupang, Inc.(a)	356	$8,740
D.R. Horton, Inc.	86	16,406
Darden Restaurants, Inc.	35	5,745
Deckers Outdoor Corp.(a)	45	7,175
Domino’s Pizza, Inc.	10	4,301
DraftKings, Inc., Class A(a)	140	5,488
eBay, Inc.	146	9,506
Ford Motor Co.	1,172	12,376
General Motors Co.	337	15,111
Genuine Parts Co.	41	5,727
Hilton Worldwide Holdings, Inc.	72	16,596
Home Depot, Inc. (The)	332	134,526
Kellogg Co.	87	7,022
Las Vegas Sands Corp.	117	5,890
Lennar Corp., Class A	71	13,311
Lowe’s Companies., Inc.	170	46,045
Lululemon Athletica, Inc.(a)	32	8,683
Marriott International, Inc., Class A	70	17,402
Masco Corp.	65	5,456
McDonald’s Corp.	239	72,777
Nike, Inc., Class B	349	30,852
O’Reilly Automotive, Inc.(a)	17	19,577
PulteGroup, Inc.	62	8,899
Ross Stores, Inc.	98	14,750
Royal Caribbean Cruises Ltd.	71	12,593
Starbucks Corp.	334	32,561
State Street Corp.	89	7,874
Tesla, Inc.(a)	932	243,839
TJX Companies, Inc. (The)	339	39,846
Toll Brothers, Inc.	30	4,635
Tractor Supply Co.	32	9,310
Ulta Beauty, Inc.(a)	14	5,448
Williams-Sonoma, Inc.	36	5,577
Yum! Brands, Inc.	84	11,736
		1,579,537

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2024

COMMON STOCKS — 97.80% (Continued)	Shares	Fair Value

Consumer Staples — 5.11%
Brown-Forman Corp., Class B	86	$4,231
Casey’s General Stores, Inc.	11	4,133
Clorox Co. (The)	37	6,028
Coca-Cola Co. (The)	1,435	103,120
Colgate-Palmolive Co.	245	25,433
Conagra Brands, Inc.	143	4,650
Constellation Brands, Inc., Class A	45	11,596
Costco Wholesale Corp.	148	131,204
Dollar General Corp.	66	5,582
Dollar Tree, Inc.(a)	64	4,500
Estee Lauder Companies, Inc. (The), Class A	69	6,879
General Mills, Inc.	167	12,333
Hershey Co. (The)	44	8,438
Kenvue Inc.	576	13,323
Keurig Dr Pepper, Inc.	317	11,881
Kimberly-Clark Corp.	101	14,370
Kraft Heinz Co. (The)	362	12,710
Kroger Co. (The)	215	12,320
McCormick & Co., Inc.	75	6,173
Mondelez International, Inc., Class A	400	29,468
Monster Beverage Corp.(a)	214	11,164
Pentair PLC	49	4,792
PepsiCo, Inc.	459	78,053
Procter & Gamble Co. (The)	788	136,481
Sysco Corp.	147	11,474
Target Corp.	138	21,509
US Foods Holding Corp.(a)	73	4,490
		696,335
Financials — 8.70%
Aflac, Inc.	151	16,882
Allstate Corp. (The)	79	14,982
American Express Co.	213	57,765
American International Group, Inc.	193	14,133
Ameriprise Financial, Inc.	29	13,624
Aon PLC, Class A	64	22,143

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2024

COMMON STOCKS — 97.80% (Continued)	Shares	Fair Value

Financials — 8.70% (Continued)
Apollo Global Management Inc.	122	$15,239
Ares Management Corp., Class A	51	7,948
Arthur J. Gallagher & Co.	65	18,289
Bank of America Corp.	2,601	103,207
Bank of New York Mellon Corp. (The)	221	15,881
BlackRock, Inc.	44	41,779
Brown & Brown, Inc.	70	7,252
Capital One Financial Corp.	113	16,919
Charles Schwab Corp. (The)	504	32,665
Chubb Ltd.	120	34,607
Church & Dwight Co., Inc.	73	7,645
Cincinnati Financial Corp.	46	6,262
CME Group, Inc.	108	23,830
CNA Financial Corp.	77	3,768
Coinbase Global, Inc., Class A(a)	57	10,156
Discover Financial Services	75	10,522
Fidelity National Financial, Inc.	78	4,841
Fifth Third Bancorp	202	8,654
First Citizens BancShares, Inc., Class A	3	5,523
First Republic Bank(a)	26	—
Goldman Sachs Group, Inc. (The)	94	46,541
Hartford Financial Services Group, Inc. (The)	87	10,232
Huntington Bancshares, Inc.	431	6,336
Intercontinental Exchange, Inc.	171	27,469
JPMorgan Chase & Co.	951	200,527
KeyCorp	282	4,724
Loews Corp.	54	4,269
LPL Financial Holdings, Inc.	22	5,118
M&T Bank Corp.	50	8,906
Markel Group Inc.(a)	3	4,706
Marsh & McLennan Companies., Inc.	147	32,794
MetLife, Inc.	176	14,516
Morgan Stanley	372	38,777
Nasdaq, Inc.	111	8,104

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2024

COMMON STOCKS — 97.80% (Continued)	Shares	Fair Value

Financials — 8.70% (Continued)
Northern Trust Corp.	59	$5,312
Otis Worldwide Corp.	120	12,473
PNC Financial Services Group, Inc. (The)	119	21,996
PPG Industries, Inc.	69	9,140
Principal Financial Group, Inc.	69	5,927
Progressive Corp. (The)	175	44,408
Prudential Financial, Inc.	107	12,958
Raymond James Financial, Inc.	55	6,735
Reinsurance Group of America, Inc.	19	4,140
Snap-on, Inc.	15	4,346
SVB Financial Group(a)	7	—
Synchrony Financial	118	5,886
T. Rowe Price Group, Inc.	65	7,080
Travelers Companies, Inc. (The)	68	15,920
Truist Financial Corp.	401	17,151
U.S. Bancorp	468	21,402
W.R. Berkley Corp.	89	5,049
Wells Fargo & Co.	1,023	57,789
		1,185,247
Health Care — 13.27%
Abbott Laboratories	520	59,285
AbbVie, Inc.	592	116,908
Agilent Technologies, Inc.	86	12,769
Align Technology, Inc.(a)	20	5,086
Alnylam Pharmaceuticals, Inc.(a)	38	10,451
AmerisourceBergen Corp.	51	11,479
Amgen, Inc.	161	51,876
Avantor, Inc.(a)	199	5,148
Baxter International, Inc.	152	5,771
Becton, Dickinson and Co.	86	20,735
Biogen, Inc.(a)	43	8,335
BioMarin Pharmaceutical, Inc.(a)	56	3,936
Boston Scientific Corp.(a)	441	36,956

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2024

COMMON STOCKS — 97.80% (Continued)	Shares	Fair Value

Health Care — 13.27% (Continued)
Bristol-Myers Squibb Co.	610	$31,561
Cardinal Health, Inc.	72	7,957
Centene Corp.(a)	156	11,744
Cigna Corp.	82	28,408
Cooper Companies, Inc. (The)(a)	59	6,510
CVS Health Corp.	378	23,769
Danaher Corp.	198	55,049
DexCom, Inc.(a)	119	7,978
Edwards LifeSciences Corp.(a)	178	11,746
Elevance Health, Inc.	69	35,880
Eli Lilly & Co.	285	252,493
GE HealthCare Technologies, Inc.	127	11,919
Gilead Sciences, Inc.	374	31,356
HCA Healthcare, Inc.	56	22,760
Hologic, Inc.(a)	69	5,621
Humana, Inc.	36	11,403
IDEXX Laboratories, Inc.(a)	24	12,125
Illumina, Inc.(a)	47	6,129
Insulet Corp.(a)	20	4,655
Intuitive Surgical, Inc.(a)	106	52,075
IQVIA Holdings, Inc.(a)	54	12,796
Johnson & Johnson	806	130,620
Labcorp Holdings, Inc.	25	5,587
McKesson Corp.	39	19,282
Medtronic PLC	385	34,662
Merck & Co., Inc.	850	96,526
Mettler-Toledo International, Inc.(a)	6	8,998
Moderna, Inc.(a)	101	6,750
Molina Healthcare, Inc.(a)	17	5,858
Natera, Inc.(a)	34	4,316
PerkinElmer, Inc.	36	4,599
Pfizer, Inc.	1,705	49,343
Quest Diagnostics, Inc.	33	5,123
Regeneron Pharmaceuticals, Inc.(a)	32	33,640
ResMed, Inc.	43	10,497

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2024

COMMON STOCKS — 97.80% (Continued)	Shares	Fair Value

Health Care — 13.27% (Continued)
Steris PLC	29	$7,034
Stryker Corp.	107	38,655
Tenet Healthcare Corp.(a)	28	4,654
Thermo Fisher Scientific, Inc.	127	78,559
United Therapeutics Corp.(a)	13	4,659
UnitedHealth Group, Inc.	309	180,666
Vaxcyte, Inc.(a)	34	3,885
Vertex Pharmaceuticals, Inc.(a)	77	35,811
Waters Corp.(a)	17	6,118
West Pharmaceutical Services, Inc.	21	6,303
Zimmer Biomet Holdings, Inc.	61	6,585
Zoetis, Inc., Class A	136	26,572
		1,807,971
Industrials — 4.98%
3M Co.	165	22,556
Carrier Global Corp.	253	20,364
Caterpillar, Inc.	145	56,713
Cintas Corp.	103	21,206
Citigroup, Inc.	572	35,807
CSX Corp.	4	138
Cummins, Inc.	40	12,952
Deere & Co.	76	31,717
Delta Air Lines, Inc.	193	9,802
Dover Corp.	41	7,861
EMCOR Group, Inc.	13	5,597
Emerson Electric Co.	171	18,702
Expeditors International of Washington, Inc.	42	5,519
Fastenal Co.	172	12,284
FedEx Corp.	67	18,337
Graco, Inc.	50	4,376
Hubbell, Inc.	16	6,854
IDEX Corp.	22	4,719
Illinois Tool Works, Inc.	89	23,324
Ingersoll Rand, Inc.	121	11,877
JB Hunt Transport Services, Inc.	24	4,136

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2024

COMMON STOCKS — 97.80% (Continued)	Shares	Fair Value

Industrials — 4.98% (Continued)
Johnson Controls International PLC	200	$15,522
Lennox International, Inc.	9	5,439
Nordson Corp.	16	4,202
Norfolk Southern Corp.	68	16,898
Old Dominion Freight Line, Inc.	55	10,925
PACCAR, Inc.	155	15,295
Quanta Services, Inc.	43	12,820
Republic Services, Inc.	61	12,251
Rockwell Automation, Inc.	34	9,128
Rollins, Inc.	87	4,400
Roper Technologies, Inc.	32	17,806
Southwest Airlines Co.	179	5,304
Stanley Black & Decker, Inc.	46	5,066
TE Connectivity PLC(a)	91	13,740
Trane Technologies PLC	67	26,044
Union Pacific Corp.	182	44,860
United Airlines Holdings, Inc.(a)	98	5,592
United Parcel Service, Inc., Class B	220	29,995
United Rentals, Inc.	19	15,384
Vertiv Holdings Co., Class A	109	10,844
W.W. Grainger, Inc.	13	13,505
Waste Management, Inc.	120	24,912
Watsco, Inc.	10	4,919
Westinghouse Air Brake Technologies Corp.	52	9,452
Xylem, Inc.	72	9,722
		678,866
Materials — 2.05%
Amcor PLC	433	4,906
Avery Dennison Corp.	23	5,077
Ball Corp.	90	6,112
Carlisle Companies, Inc.	13	5,847
CF Industries Holdings, Inc.	53	4,547
Corteva, Inc.	208	12,228
DuPont de Nemours, Inc.	125	11,139
Ecolab, Inc.	76	19,405

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2024

COMMON STOCKS — 97.80% (Continued)	Shares	Fair Value

Materials — 2.05% (Continued)
Freeport-McMoRan, Inc.	429	$21,416
International Flavors & Fragrances, Inc.	69	7,240
Linde PLC	157	74,868
LyondellBasell Industries NV, Class A	78	7,480
Martin Marietta Materials, Inc.	18	9,689
Newmont Corp.	345	18,440
Nucor Corp.	71	10,675
Owens Corning	25	4,413
Packaging Corporation of America	26	5,600
Reliance Steel & Aluminum Co.	16	4,627
RPM International, Inc.	38	4,598
Sherwin-Williams Co. (The)	69	26,336
Steel Dynamics, Inc.	43	5,421
Vulcan Materials Co.	39	9,766
		279,830
Real Estate — 2.49%
Alexandria Real Estate Equities, Inc.	52	6,175
American Homes 4 Rent, Class A	101	3,877
American Tower Corp.	140	32,558
AvalonBay Communities, Inc.	42	9,461
CBRE Group, Inc., Class A(a)	91	11,328
Crown Castle International Corp.	130	15,422
Digital Realty Trust, Inc.	98	15,859
Equinix, Inc.	28	24,854
Equity Residential	111	8,264
Essex Property Trust, Inc.	19	5,613
Extra Space Storage, Inc.	62	11,172
Gaming and Leisure Properties, Inc.	79	4,065
Healthpeak Properties, Inc.	209	4,780
Invitation Homes, Inc.	183	6,453
Iron Mountain, Inc.	87	10,338
Kimco Realty Corp.	198	4,598
Mid-America Apartment Communities, Inc.	34	5,403
Prologis, Inc.	277	34,979
Public Storage	47	17,102

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2024

COMMON STOCKS — 97.80% (Continued)	Shares	Fair Value

Real Estate — 2.49% (Continued)
Realty Income Corp.	261	$16,553
Regency Centers Corp.	54	3,900
SBA Communications Corp., Class A	32	7,702
Simon Property Group, Inc.	97	16,395
Sun Communities, Inc.	37	5,001
UDR, Inc.	98	4,443
Ventas, Inc.	123	7,888
VICI Properties, Inc.	314	10,459
Welltower, Inc.	183	23,429
Weyerhaeuser Co.	218	7,381
WP Carey, Inc.	65	4,050
		339,502
Technology — 38.40%
Accenture PLC, Class A	209	73,877
Adobe, Inc.(a)	147	76,114
Advanced Micro Devices, Inc.(a)	539	88,439
Akamai Technologies, Inc.(a)	44	4,442
Analog Devices, Inc.	148	34,065
ANSYS, Inc.(a)	26	8,284
Apple, Inc.	4,573	1,065,509
Applied Materials, Inc.	247	49,906
Arista Networks, Inc.(a)	77	29,554
Atlassian Corp., Class A(a)	47	7,464
Autodesk, Inc.(a)	64	17,631
Automatic Data Processing, Inc.	122	33,761
Block, Inc., Class A(a)	164	11,009
Broadcom, Inc.	1,531	264,098
Broadridge Financial Solutions, Inc.	34	7,311
Cadence Design Systems, Inc.(a)	81	21,953
CDW Corp.	40	9,052
Cisco Systems, Inc.	1,198	63,758
Cloudflare, Inc., Class A(a)	89	7,199
Cognizant Technology Solutions Corp., Class A	148	11,423
Corning, Inc.	232	10,475
Corpay, Inc.(a)	20	6,255

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2024

COMMON STOCKS — 97.80% (Continued)	Shares	Fair Value

Technology — 38.40% (Continued)
CoStar Group, Inc.(a)	121	$9,128
Crowdstrike Holdings, Inc., Class A(a)	68	19,072
Datadog, Inc., Class A(a)	88	10,125
Dell Technologies, Inc., Class C	85	10,076
Dynatrace, Inc.(a)	84	4,491
Enphase Energy, Inc.(a)	39	4,408
Entegris, Inc.	45	5,064
Equifax, Inc.	37	10,873
FactSet Research Systems, Inc.	11	5,058
Fair Isaac Corp.(a)	7	13,605
Fidelity National Information Services, Inc.	164	13,735
First Solar, Inc.(a)	30	7,483
Fiserv, Inc.(a)	172	30,900
Fortinet, Inc.(a)	189	14,657
Garmin Ltd.	46	8,097
Gartner, Inc.(a)	22	11,149
Global Payments, Inc.	75	7,682
GoDaddy, Inc., Class A(a)	42	6,585
Guidewire Software, Inc.(a)	24	4,391
Hewlett Packard Enterprise Co.	389	7,959
HP, Inc.	289	10,366
HubSpot, Inc.(a)	14	7,442
Intel Corp.	1,286	30,170
International Business Machines Corp.	277	61,239
Intuit, Inc.	82	50,922
Keysight Technologies, Inc.(a)	51	8,105
KLA Corp.	40	30,976
Lam Research Corp.	38	31,011
Manhattan Associates, Inc.(a)	18	5,065
Marvell Technology, Inc.	257	18,535
MasterCard, Inc., Class A	276	136,289
Microchip Technology, Inc.	158	12,686
Micron Technology, Inc.	332	34,432
Microsoft Corp.	2,205	948,813
MicroStrategy, Inc., Class A(a)	52	8,767

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2024

COMMON STOCKS — 97.80% (Continued)	Shares	Fair Value

Technology — 38.40% (Continued)
MongoDB, Inc.(a)	21	$5,677
Monolithic Power Systems, Inc.	14	12,943
Moody’s Corp.	54	25,628
MSCI, Inc.	22	12,824
NetApp, Inc.	61	7,534
NortonLifeLock, Inc.	168	4,608
Nutanix, Inc., Class A(a)	73	4,325
NVIDIA Corp.	7,091	861,130
ON Semiconductor Corp.(a)	128	9,294
Oracle Corp.	537	91,505
Palo Alto Networks, Inc.(a)	96	32,813
Paychex, Inc.	96	12,882
PayPal Holdings, Inc.(a)	306	23,877
PTC, Inc.(a)	35	6,323
Pure Storage, Inc., Class A(a)	92	4,622
Qualcomm, Inc.	334	56,797
S&P Global, Inc.	94	48,562
Salesforce, Inc.	312	85,398
Seagate Technology PLC	62	6,791
ServiceNow, Inc.(a)	61	54,558
Skyworks Solutions, Inc.	47	4,642
Snowflake, Inc.(a)	93	10,682
SS&C Technologies Holdings, Inc.	64	4,749
Super Micro Computer, Inc.(a)	15	6,246
Synopsys, Inc.(a)	46	23,294
Teradyne, Inc.	48	6,429
Texas Instruments, Inc.	274	56,600
Trade Desk, Inc. (The), Class A(a)	132	14,474
TransUnion	58	6,073
Trimble, Inc.(a)	73	4,533
Tyler Technologies, Inc.(a)	12	7,005
Veeva Systems, Inc., Class A(a)	44	9,234
VeriSign, Inc.(a)	29	5,509
Verisk Analytics, Inc.	42	11,254
Visa, Inc., Class A	558	153,422

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2024

COMMON STOCKS — 97.80% (Continued)	Shares	Fair Value

Technology — 38.40% (Continued)
Western Digital Corp.(a)	102	$6,966
Workday, Inc., Class A(a)	63	15,398
Zebra Technologies Corp., Class A(a)	15	5,555
Zoom Video Communications, Class A(a)	78	5,440
Zscaler, Inc.(a)	27	4,615
		5,231,146
Utilities — 0.06%
American Water Works Company, Inc.	58	8,482

Total Common Stocks (Cost $10,769,165)		13,326,584

Total Investments — 97.80% (Cost $10,769,165)		13,326,584

Other Assets in Excess of Liabilities — 2.20%		299,714

NET ASSETS — 100.00%		$13,626,298

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024

Assets
Investments, at value (cost of $10,769,165)	$13,326,584
Receivable for fund shares sold	63,522
Cash and Cash equivalents	230,080
Dividends and interest receivable	6,831
Total Assets	13,627,017

Liabilities
Payable to Adviser	719
Total Liabilities	719

Net Assets	$13,626,298

Net Assets consist of:
Paid-in capital	11,029,938
Accumulated earnings	2,596,360
Net Assets	$13,626,298

Net Assets	13,626,298
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	512,805
Net asset value, offering price and redemption price per share	$26.57

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

STATEMENT OF OPERATIONS
For the Year Ended September 30, 2024

Investment Income
Dividend income	$102,617
Interest income	22,455
Total investment income	125,072

Expenses
Adviser Fees	5,965
Net operating expenses	5,965
Net investment income	$119,107

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	$20,365
Change in unrealized depreciation on:
Investment securities	2,268,461
Net realized and change in unrealized gain (loss) on investment securities	2,288,826
Net increase in net assets resulting from operations	$2,407,933

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$119,107	$64,695
Net realized gain/(loss) on investment securities	20,365	(51,908)
Change in unrealized depreciation on investment securities	2,268,461	575,775
Net increase in net assets resulting from operations	2,407,933	588,562

Distributions
From distributable earnings	(79,986)	(17,911)
Total distributions	(79,986)	(17,911)

Capital Transactions
Proceeds from shares sold	7,980,203	4,762,952
Reinvestment of distributions	73,443	16,590
Amount paid for shares redeemed	(2,285,898)	(1,264,047)
Net increase in net assets resulting from capital transactions	5,767,748	3,515,495
Total Increase in Net Assets	8,095,695	4,086,146

Net Assets
Beginning of period	5,530,603	1,444,457
End of period	$13,626,298	$5,530,603

Share Transactions
Shares sold	329,463	254,268
Shares issued in reinvestment of distributions	3,358	941
Shares redeemed	(98,252)	(64,267)
Net increase in shares outstanding	234,569	190,942

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Period Ended September 30, 2022(a)
Per Share Operating Performance
Net asset value, beginning of period	$19.88	$16.55	$20.00

Investment operations:
Net investment income	0.33 (b)	0.31 (b)	0.22	(b)
Net realized and unrealized gain (loss) on investments	6.65	3.15	(3.66)
Net change in net assets resulting from operations	6.98	3.46	(3.44)

Less distributions
Net investment income	(0.29)	(0.13)	(0.01)
Total Distributions	(0.29)	(0.13)	(0.01)

Net asset value, end of period	$26.57	$19.88	$16.55

Total return	35.58%	20.98%	(17.20	)%(c)

Ratios and Supplemental Data:
Net assets, end of period	$13,626	$5,531	$1,444
Ratio of expenses to average net assets:
Ratio of expenses to average net assets:	0.07%	0.07%	2.25	%(d)
Ratio of net investment income to average net assets:	1.39%	1.59%	(2.25	)%(d)
Portfolio turnover rate	33%	16%	14	%(c)

(a)	For the period October 4, 2021 (commencement of operations) to September 30, 2022
(b)	The net investment income per share was calculated using the average shares outstanding method.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS
at September 30, 2024

NOTE 1 – ORGANIZATION

The Sphere 500 Climate Fund (the “Fund”) is organized as a diversified series of the Exchange Place Advisors Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board.

The Fund is the successor to the Sphere 500 Climate Fund (the “Predecessor Fund”), which commenced operations on October 4, 2021, a series of Manager Directed Portfolios. The Fund has substantially the same investment objectives and strategies as did the Predecessor Fund. Effective as of the close of business on April 12, 2024, all the assets, subject to the liabilities of the Predecessor Fund, were transferred to the Fund in exchange for 349,444 shares at a net asset value per share (“NAV”) of $23.69 of the Fund to the shareholders of the Predecessor Fund. The net assets contributed resulting from these tax-free transactions on the close of business April 12, 2024, after the reorganization, was $8,278,830 including net unrealized appreciation of $1,434,514; undistributed net investment income of $33,933 undistributed realized loss of $(70,217) and investment cost of $6,830,223. For financial reporting purposes, assets received and shares issued were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund. The Fund’s performance for periods prior to April 12, 2024 is that of the Predecessor Fund. The Predecessor Fund is the accounting survivor.

Reflection Asset Management, LLC (the “Adviser”) serves as the investment adviser to the Fund. The investment objective of the Fund is to track the performance, before fees and expenses, of the Sphere 500 Fossil Free Index (the “Index”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at September 30, 2024

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return. The tax returns for the Fund for the prior three fiscal years are open for examination. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Fund does not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Fund did not incur any interest or penalties for the fiscal year ended September 30, 2024.

Securities Transactions, Income and Distributions – Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including the disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents – Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at September 30, 2024

Reclassification of Capital Accounts – GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Level 2 –	Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –	Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at September 30, 2024

be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 or Level 2 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

In the absence of prices from a pricing service, or if market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Adviser as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third- party pricing services for fair valuation.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$13,326,584	$—	$—	$13,326,584
Total	$13,326,584	$—	$—	$13,326,584

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the fiscal year ended September 30, 2024, the Adviser provided the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”). The Adviser furnishes all investment advice, office space, and facilities,

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at September 30, 2024

and provides most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at an annual rate of 0.07% of the average daily net assets of the Fund. For the fiscal year ended September 30, 2024, the Adviser earned fees of $5,965 from the Fund. At September 30, 2024, the Fund owed the Adviser $719.

Pursuant to it’s Agreement between the Trust, on behalf of the Fund, and Reflection Asset Management, the Fund pays a management fee to the Adviser, which is calculated daily and paid monthly. Under the Agreement, the Adviser has agreed to pay all expenses of the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, shareholder servicing, and the advisory fee payable to the Adviser.

Ultimus Fund Solutions, LLC (the “Administrator”) serves as the Fund’s fund accountant, transfer agent and administrator. Prior to April 12, 2024, U.S. Bank Global Fund Services, LLC provided administrative, transfer agent and fund accounting services to the Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust. Prior to April 12, 2024, U.S. Bank Global Fund Services, LLC provided Chief Compliance Officer services to the Trust.

Ultimus Fund Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Each Independent Trustee receives from the Trust an annual retainer of $50,000, plus an annual fee per Fund of $1,666.67, plus reimbursement of related expenses. The Chairman of the Board receives an additional annual retainer of $6,250, and each of the Chairs of the Audit Committee and the Governance Committee receives an additional annual retainer of $2,500 and $1,250, respectively. In addition, effective November 3, 2023, each Independent Trustee receives from the Trust a fee of $2,000 for a meeting of the Board other than a regularly scheduled meeting.

Certain officers and a Trustee of the Trust are also employees of the Administrator or NLCS and such persons are not paid by the Fund for serving in such capacities.

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at September 30, 2024

NOTE 5 – SECURITIES TRANSACTIONS

For the fiscal year ended September 30, 2024, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

Purchases	Sales
$8,370,924	$2,755,321

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

At September 30, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$2,495,234
Gross unrealized depreciation	(94,330)
Net unrealized appreciation on investments	$2,400,904
Tax cost of investments	$10,925,680

As of September 30, 2024, the components of accumulated earnings/(losses) on a tax basis were as follows:

Undistributed ordinary income	$95,830
Undistributed long-term capital gains	99,626
Unrealized appreciation on investments	2,400,904
Total accumulated earnings	$2,596,360

For the year ended September 30, 2024, the Fund utilized short-term capital loss carryforwards of $30,708.

The tax character of distributions paid during the fiscal years ended September 30, 2024 and September 30, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$79,986	$17,911
Total distributions paid	$79,986	$17,911

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at September 30, 2024

NOTE 7 – PRINCIPAL RISKS

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, market price, yield, and total return. Further information about investment risks is available in the Fund’s prospectus and Statement of Additional Information.

Sector Risk – If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of a Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of a Fund’s portfolio will be adversely affected. As of September 30, 2024, the Fund had 38.40% of the value of its net assets invested in stocks within the Technology sector.

Climate Investing Considerations Risk – Considerations to mitigate climate risk, such as environmental criteria (e.g., fossil fuel screens), applied to the Index’s construction may limit the number of investment opportunities available to the Fund, and as a result, at times, the Fund may underperform funds that are not subject to similar investment considerations. For example, the Index may exclude certain securities due to climate friendly considerations when other investment considerations would suggest that investing in such securities would be advantageous. The Fund may also underperform funds that invest in the energy and utilities sectors, particularly in times of rising oil, gas and energy prices.

NOTE 8 – GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 9 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2024, Vanguard Brokerage Services held 48% of the outstanding Shares of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by Vanguard Brokerage Services are also owned beneficially.

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at September 30, 2024

NOTE 10. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representation sand warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 11 – SUBSEQUENT EVENTS

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Sphere 500 Climate Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Sphere 500 Climate Fund and

Board of Trustees of Exchange Place Advisors Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Sphere 500 Climate Fund (the “Fund”), a series of Exchange Place Advisors Trust, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the period October 4, 2021 through September 30, 2022, were audited by other auditors whose report dated November 29, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and

Sphere 500 Climate Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Cleveland, Ohio

November 27, 2024

Sphere 500 Climate Fund

ADDITIONAL FEDERAL INCOME TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates approximately 80% or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for a reduced tax rate.

Qualified Business Income. The Fund designates approximately 0% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s calendar year 2024 ordinary income dividends, 23% qualifies for the corporate dividends received deduction.

Sphere 500 Climate Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of trustees, including a majority of those trustees who are not “interested persons” of the fund, as defined in the 1940 Act (the “Independent Trustees”), initially approve, and annually review and consider the continuation of, the fund’s investment advisory agreement. At a meeting held on December 6-7, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of North Square Investments Trust (the “Trust”), including each of the Independent Trustees, unanimously voted to approve the investment advisory agreement (the “Advisory Agreement”) between Reflection Asset Management, LLC (the “Adviser”) and the Trust, on behalf of the Sphere 500 Climate Fund (the “New Fund”). The Trustees noted that the New Fund had a corresponding fund (the “Existing Fund”) that was currently offered as a series of Manager Directed Portfolios (the “Selling Trust”) that was proposed to be reorganized into the New Fund. The Trustees further noted that the reorganization of the Existing Fund into the New Fund would take place upon approval of the Selling Trust’s Board of Trustees, the Board, and shareholders of the Existing Fund (the “Reorganization”). In addition, the Trustees noted that there were no contemplated changes to the management fee, investment objective, strategies, policies and restrictions of the Existing Fund in connection with the Reorganization and that the Adviser would continue as the New Fund’s investment adviser and that the Existing Fund’s portfolio manager would continue to be responsible for the day-to-day portfolio management activities of the New Fund.

In connection with its consideration of the Advisory Agreement proposed for approval at the Meeting, the Board requested and reviewed responses from the Adviser to the Section 15(c) request posed to the Adviser on behalf of the Independent Trustees by Independent Trustee Counsel and supporting materials relating to those questions and responses, as well as other information and data provided. In this connection, the Board reviewed and discussed various information and data that had been provided prior to the Meeting, including the Advisory Agreement, memoranda provided by both Fund Counsel and Independent Trustee Counsel summarizing the requirements and guidelines relevant to the Board’s consideration of the approvals of such Agreement, the Adviser’s Form ADV Part 1A, brochures and brochure supplements, profitability information, comparative information about the Existing Fund’s performance for periods ended June 30, 2023, advisory fees and expense ratios, and other pertinent information. The Board reviewed and discussed the Adviser’s Section 15(c) response and discussed various questions and information with representatives of the Adviser at the Meeting. The Board also considered the materials and presentations by Trust officers and representatives of the Adviser provided at the Meeting concerning the Advisory Agreement. Throughout the process, including at the Meeting, the Board had numerous opportunities to ask questions of, and request additional materials from, the Adviser. The Board met in executive sessions at which no representatives of management were present to consider the approval of the Advisory Agreement and the Independent Trustees were also advised by, and met

Sphere 500 Climate Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Continued) (Unaudited)

separately, in executive sessions with Independent Trustee Counsel. The Board also took into account information reviewed by it at its meeting held on November 9, 2023, that was relevant to its consideration of the Advisory Agreement, including certain performance, advisory fee and other expense information and discussions with the New Fund’s portfolio manager, as well as such additional information it deemed relevant and appropriate in its judgment. The Board noted that the information received and considered by the Board in connection with the Meeting was both written and oral. Based on its evaluation of this information, the Board, including the Independent Trustees, unanimously approved the Advisory Agreement for the New Fund for an initial two-year period.

In determining whether to approve the Advisory Agreement, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Advisory Agreement at the Meeting was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the Advisory Agreement. As noted, the Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Advisory Agreement and, throughout the evaluation process, the Board was assisted by Fund Counsel and Independent Trustee Counsel who, as noted above, each provided and reviewed a legal memorandum to the Board detailing the Board’s duties and responsibilities in connection with the various actions and approvals required in connection with the approval of the Agreement. A more detailed summary of important, but not necessarily all, factors the Board considered with respect to its approval of the Advisory Agreement is provided below. The Board also considered other factors, including conditions and trends prevailing generally in the economy, the securities markets, and the industry.

Nature, Extent and Quality of Services

The Board considered information regarding the nature, extent and quality of services the Adviser provides to the Existing Fund, and will provide to the New Fund. The Board considered, among other things, the term of the Advisory Agreement and the range of services to be provided by the Adviser. The Board noted that the services to be provided include but are not limited to, providing a continuous investment program for the New Fund, adhering to the New Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the New Fund. The Board also considered the Adviser’s reputation, organizational structure, resources and overall financial condition, including economic and other support provided to the Adviser.

With respect to the day-to-day portfolio management services for the Fund, the Board considered, among other things, the background and experience and quality of the Adviser’s investment personnel, its investment philosophies and processes, its investment

Sphere 500 Climate Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Continued) (Unaudited)

research capabilities and resources, its performance record, its experience, its trade execution capabilities and its approach to managing risk. The Board also considered the experience of the New Fund’s portfolio manager, the number of accounts managed by the portfolio manager, and the Adviser’s approach for compensating the portfolio manager.

In addition, the Board considered the Adviser’s professional personnel who will provide services to the New Fund, including the Adviser’s ability and experience in attracting and retaining qualified personnel to service the New Fund. The Board also considered the compliance program and compliance records and regulatory history of the Adviser. The Board noted the Adviser’s support of the Existing Fund’s compliance control structure, including the resources that are devoted by the Adviser in support of the Existing Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act and the efforts of the Adviser to address matters such as cybersecurity risks and to invest in business continuity planning. The Board also noted that it received and reviewed information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Existing Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which included evaluating the regulatory compliance systems of the Adviser and procedures reasonably designed to ensure compliance with the federal securities laws.

The Board also considered the nature and extent of significant risks assumed by the Adviser in connection with the services to be provided to the New Fund, including entrepreneurial risk and ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks. The Board also noted increased regulatory risk which, among other things, can increase cost of operations and introduce legal and administrative challenges.

After consideration of the foregoing factors, among others, the Board concluded that they are satisfied with the nature, extent and quality of services that the Adviser proposed to provide to the New Fund.

Fund Performance

The Board reviewed the performance of the Existing Fund for periods ended June 30, 2023, presented in the Board meeting materials. The Board considered various data and materials provided to the Board by the Adviser concerning Fund performance, including a comparison of the investment performance of the Existing Fund to its customized index and the S&P 500 Index, as well as comparative fee information provided by Barrington Partners, based on data produced by Morningstar Inc., an independent provider of investment company data (the “Barrington Partners’ Report”), comparing the investment performance of the Existing Fund to a universe of peer funds. The Board received information at the Meeting, including management’s discussion of the Existing Fund’s performance and took into accout factors contributing to, the performance of the Existing

Sphere 500 Climate Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Continued) (Unaudited)

Fund relative to its benchmark and universe for the relevant period. The Board also took into account factors including general market conditions; the “style” in which the Existing Fund is managed; issuer-specific information; and fund cash flows.

Based on these considerations, it was the consensus of the Board that it was reasonable to conclude that the Adviser has the ability to manage the New Fund successfully from a performance standpoint.

Advisory Fees and Expenses

The Board reviewed and considered the advisory fee rate of the Existing Fund that is being paid to the Adviser and the Existing Fund’s total net expense ratio.

The Board reviewed information contained in the Barrington Partners Report comparing the Existing Fund’s advisory fee rate and total expense ratio relative to a group of its peer funds. While the Board recognized that comparisons between the Existing Fund and its peer funds may be imprecise and non-determinative, the comparative information provided in the Barrington Partners’ Report was helpful to the Board in evaluating the reasonableness of the Existing Fund’s advisory fees and total expense ratio.

The Board also took into account that the Adviser has agreed to pay all expenses of the New Fund, except for: the unified management fee payable to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution (12b-1) fees and expenses, and shareholder service fees and expenses pursuant to the Shareholder Servicing Plan. The Board also noted that, under the Licensing Agreement with Our Sphere, Inc.™ (“Sphere”), the New Fund’s sponsor, Sphere has agreed to reimburse the Adviser for the New Fund’s operating expenses until such time as the New Fund becomes profitable.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the compensation to be paid to the Adviser under the Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the Adviser’s costs of managing the Existing Fund and the profitability to the Adviser from providing services to the Existing Fund. Based on its review, the Board determined that the potential profits that the Adviser may receive from services to be provided to the New Fund, if any, were not excessive.

Sphere 500 Climate Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Continued) (Unaudited)

Economies of Scale

The Board considered the potential for the Adviser to experience economies of scale in the provision of advisory services to the New Fund as the New Fund grows. The Board also considered that the Adviser may share potential economies of scale from its advisory business in a variety of ways, including through the unified management fee, services that benefit shareholders, competitive advisory fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders. In addition, the Board took into account management’s discussion of the New Fund’s fee structure. The Board also considered that, if the New Fund’s assets increase over time, the New Fund may realize other economies of scale.

The Board concluded that, especially in light of the current stage of development of the New Fund, the Adviser’s arrangements with respect to the New Fund constituted a reasonable approach to sharing potential economies of scale with the New Fund and its shareholders.

“Fall-Out” Benefits

The Board received and considered information regarding potential “fall-out” or ancillary benefits that the Adviser may receive as a result of its relationship with the New Fund. The Board noted that ancillary benefits could include, among others, benefits directly attributable to other relationships with the New Fund and benefits potentially derived from an increase in the Adviser’s business as a result of its relationship with the New Fund.

Based on its consideration of the factors and information it deemed relevant, including those described above, the Board did not find that any ancillary benefits that may be received by the Adviser is unreasonable.

Conclusion

At the Meeting, after considering the above-described material factors and based on its deliberations and its evaluation of the information described above, and assisted by the advice of both Fund Counsel and Independent Trustee Counsel, the Board, including the Independent Trustees acting separately, concluded that the approval of the Advisory Agreement with respect to the New Fund for an initial two-year term was in the best interest of the New Fund and its shareholders.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(3)	Not applicable

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Place Advisors Trust

By (Signature and Title)	/s/ Ian Martin
Ian Martin, President and Principal Executive Officer

Date	12/9/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ian Martin
Ian Martin, President and Principal Executive Officer

Date	12/9/2024

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	12/9/2024